Major restructuring costs (Tables)	12 Months Ended
Dec. 31, 2025
Restructuring provision [abstract]
Summary of analysis of costs charged to operating profit from continuing operations	The analysis of the costs charged to operating profit under these programmes was as follows:

	2025 £m	2024 £m	2023 £m
Increase in provision for Major restructuring programmes (see Note 31)	67	195	172
Amount of provision reversed unused (see Note 31)	(51)	(51)	(55)
Impairment (reversals)/losses recognised	4	(12)	33
Other non-cash charges	18	58	86
Other cash costs	71	163	146
	109	353	382

Summary of major restructuring charges	The analysis of Major restructuring charges by programme was as follows:

	2025
	Cash £m	Non-cash £m	Total £m
Separation restructuring programme	48	14	62
Significant acquisitions	26	–	26
Legacy programmes	13	8	21
	87	22	109

	2024
	Cash £m	Non-cash £m	Total £m
Separation restructuring programme	200	36	236
Significant acquisitions	59	1	60
Legacy programmes	48	9	57
	307	46	353

Summary of major restructuring charges by income statement	The analysis of Major restructuring charges by income statement line was as follows:

	2025 £m	2024 £m	2023 £m
Cost of sales	48	163	164
Selling, general and administration	44	160	216
Research and development	17	9	2
Other operating expense	–	21	–
	109	353	382